ACCRUED AND OTHER LIABILITIES (Accrued Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 27, 2018	Jun. 28, 2017
Accrued and other liabilities [Line Items]
Sales tax		$ 14,177	$ 12,494
Insurance		17,821	17,484
Property tax		17,422	16,566
Dividends		16,345	17,072
Deferred sale proceeds(1)	[1]	15,523	0
Interest		7,756	7,696
Straight-line rent		5,176	4,593
Landlord contributions		2,689	2,968
Cyber security incident(2)	[2]	1,445	0
Other(3)	[3]	28,846	32,642
Other accrued liabilities		127,200	$ 111,515
CorporateHeadquarters [Member] | CorporateHeadquarters [Member]
Accrued and other liabilities [Line Items]
Proceeds from sale of current corporate headquarters		$ 13,700

[1]	Deferred sale proceeds primarily relates to $13.7 million for the corporate headquarters sale, please see Note 1 - Nature of Operations and Summary of Significant Accounting Policies for further details.
[2]	Cyber security incident relates to the fiscal 2018 event, please see Note 13 - Commitments and Contingencies for further details.
[3]	Other primarily consists of reserves for restaurant closure activities, certain lease reserves (see Note 13 - Commitments and Contingencies for details), accruals for utilities and services, and banquet deposits for Maggiano’s events.